2. Summary of Significant Accounting Policies (Details) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Summary Of Significant Accounting Policies Details
Beginning Balance	$ 9,854,400	$ 5,597,011
Issuance of warrants		1,008,000	9,801,200
Warrants to be issued	1,096,000	55,200
Warrants Exercised	(1,428,541)
Change in value of warrant liability	14,241,141	3,194,189	(4,204,189)
Ending Balance	$ 23,763,000	$ 9,854,400	$ 5,597,011